Deferred income	12 Months Ended
Dec. 31, 2022
Deferred income

18. Deferred income

Year ended December 31, 2022

Contracts with customers
£
At January 1, 2022	3,844,533
Released to the statement of profit or loss	(3,844,533)
At December 31, 2022	-

Year ended December 31, 2021

Contracts with customers
£
At January 1, 2021	5,823,192
Released to the statement of profit or loss	1,978,659
At December 31, 2021	3,844,533

Current	1,978,660
Non-current	1,865,873

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

18. Deferred income (continued)

Movement in the period reflects the release of deferred income in respect of the long-term research and development collaboration agreements.